COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 3,129	$ 2,934	$ 3,126
Maturity of operating liability	225
Bank guarantees	26,000
Guarantees in favor of lease	501
Short term leases	$ 278